Subordinated Liabilities (Narrative) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 1,352		£ 221	£ 3,041
GBP [Abstract]
Redemption of subordinated debt	3,248		3,246	1,378
Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 1,194		£ 0	£ 3,019
Undated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	The Junior Undated Notes are floating rate notes where rates are fixed periodically in advance based on the related interbank rate.	The Junior Undated Notes are floating rate notes where rates are fixed periodically in advance based on the related interbank rate.
Description of interest payments	Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Interest not so paid becomes payable if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. While such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.	Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Interest not so paid becomes payable if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. While such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period	All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.	All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.
Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed to Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on U.S dollar London interbank rates.	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed to Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on U.S dollar London interbank rates.
Description of repayment period	Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2019 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.	Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2019 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member]
Percentages [Abstract]
Interest rate	7.625%	7.625%
5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-Floating Interest Rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt | $		$ 1,500
Percentages [Abstract]
Interest rate	5.088%	5.088%
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Percentages [Abstract]
Interest rate	6.3688%	6.3688%
GBP [Abstract]
Redemption of subordinated debt	£ 33
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Percentages [Abstract]
Interest rate	14.00%	14.00%
GBP [Abstract]
Redemption of subordinated debt	£ 3,000